Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000155762 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.13%
C000155762 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.39%
C000155762 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
C000155762 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
C000155762 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
C000155762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155762 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
C000155762 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
C000155762 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
C000155762 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000155762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000155762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155762 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155762 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155762 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155762 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000155762 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069812 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.13%
C000069812 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.39%
C000069812 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
C000069812 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
C000069812 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
C000069812 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069812 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
C000069812 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
C000069812 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
C000069812 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069812 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000069812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000069812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000069812 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000069812 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000069812 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000069812 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000069812 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155769 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
C000155769 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
C000155769 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
C000155769 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
C000155769 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000155769 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
C000155769 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
C000155769 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
C000155769 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
C000155769 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
C000155769 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155769 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000155769 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000155769 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155769 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000155769 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155769 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155769 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000155769 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000069820 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.25%
C000069820 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
C000069820 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
C000069820 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
C000069820 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000069820 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
C000069820 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
C000069820 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
C000069820 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
C000069820 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
C000069820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069820 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000069820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000069820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000069820 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000069820 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000069820 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069820 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000069820 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155814 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
C000155814 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
C000155814 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
C000155814 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
C000155814 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155814 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
C000155814 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
C000155814 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000155814 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000155814 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000155814 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000155814 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000155814 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155814 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000155814 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000155814 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000155814 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155814 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000155814 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155814 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155814 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000101688 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
C000101688 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
C000101688 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
C000101688 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
C000101688 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000101688 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
C000101688 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
C000101688 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000101688 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000101688 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000101688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000101688 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000101688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000101688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000101688 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000101688 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000101688 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000101688 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000101688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000101688 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000101688 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000214216 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
C000214216 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.44%
C000214216 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
C000214216 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
C000214216 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214216 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
C000214216 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
C000214216 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000214216 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000214216 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000214216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000214216 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000214216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000214216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000214216 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000214216 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000214216 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000214216 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000214216 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000214216 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000214216 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%